Bank Borrowings	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]
Bank Borrowings
22.	BANK BORROWINGS
A currency analysis of bank borrowings at the end of the reporting periods is as follows:

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Hong Kong dollars – secured	—	—	50,655
Hong Kong dollars – unsecured	14,879	—	—
United States dollars - unsecured	35,000	20,045	45,000
Euro - unsecured	—	535	475
British Pound - unsecured	—	—	36

	49,879	20,580	96,166

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Shown as:
Non-current	—	458	30,373
Current	49,879	20,122	65,793

	49,879	20,580	96,166

As of December 31, 2021, 2022 and 2023, the bank borrowings of US$49,879, US$20,580 and US$45,511 respectively were unsecured. As of December 31, 2021, 2022 and 2023, bank borrowings of US$49,879, US$20,122 and US$65,793 were repayable in one year or on demand, and nil, US$458 and US$30,373 were repayable more than one year but within 5 years.
These bank borrowings carry a weighted average contractual interest rate of 2.1
% p.a.,
6.3
% p.a. and
5.6
% p.a., respectively as of December 31, 2021, 2022 and 2023.

As of December 31
, 2023, the Group has a bank borrowing of US$
50,655
denominated in Hong Kong dollars. This borrowing is secured by the Group’s hotel property, which has a carrying amount of US$
69,562
. The borrowing carries an interest rate of
1.65
% above the Hong Kong Interbank Offered Rate (“HIBOR”). The repayment dates for this borrowing range from
October 2023
to
April 2025
.
As of December 31, 2023, the Group has a bank borrowing of US$15,000 is denominated in US$, which is unsecured, carries interest rate at 0.25% below daily Wall Street Journal Prime Rate and repayable by May 2024.
As of December 31, 2023, the Group has a bank borrowing of US$30,000 is denominated in US$, which is unsecured, carries interest rate at daily Wall Street Journal Prime Rate and repayable by May 2025.